Loan Receivable (Tables)	12 Months Ended
Dec. 31, 2024
Loan Receivable [Abstract]
Disclosure of loan receivable [Table Text Block]
	December 31, 2024	December 31, 2023	December 31, 2022
Opening balance	$206,947	$644,990	$1,833,979
Funds received, net of advances granted	-	(467,976)	67,124
Interest receivable	-	29,933	33,887
Share for debt	-	-	(1,290,000)
Reclassed to offset joint venture settlement obligation (note 12)	(206,947)	-	-
Ending receivable balance	$-	$206,947	$644,990
Classified as short-term	-	206,947	-
Classified as long-term	$-	-	$644,990